Prepaid Expenses and Other Current Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Interests-free loan	$ 6,000,000
Prepaid consideration	3,800,000
Individual as prepayment	2,000,000
bad debt expense			$ 1,129,993
Wrote off bad debt provision		$ 144,986	$ 1,129,993
NWTN [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Interests-free loan	$ 1,000,000
Equity interests	4.30%
Series of Individually Immaterial Business Acquisitions [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Total consideration	$ 6,000,000